PPMFunds

Schedules of Investments (Unaudited)

March 31, 2022

	Shares/Par[1]	Value ($)
PPM Core Plus Fixed Income Fund
CORPORATE BONDS AND NOTES 49.5%
Financials 19.6%
AerCap Ireland Capital Designated Activity Company
6.50%, 07/15/25	50,000	53,026
2.45%, 10/29/26	165,000	152,531
3.00%, 10/29/28	163,000	150,260
3.30%, 01/30/32	195,000	176,260
Aon Corporation
3.90%, 02/28/52	49,000	48,311
Ares Finance Co. IV LLC
3.65%, 02/01/52 (a)	66,000	56,102
Bank of America Corporation
6.30%, (100, 03/10/26) (b) (c)	45,000	47,855
4.00%, 01/22/25	46,000	46,842
4.25%, 10/22/26	165,000	169,653
3.56%, 04/23/27	115,000	115,415
1.73%, 07/22/27	103,000	95,745
3.59%, 07/21/28	150,000	150,274
4.27%, 07/23/29	333,000	343,684
2.59%, 04/29/31	100,000	92,376
2.30%, 07/21/32	265,000	235,837
2.68%, 06/19/41	65,000	55,073
Barclays PLC
3.56%, 09/23/35 (d)	295,000	270,080
Berkshire Hathaway Finance Corporation
2.85%, 10/15/50	123,000	106,630
BlackRock, Inc.
2.10%, 02/25/32	268,000	242,045
Blackstone Holdings Finance Co. L.L.C.
2.00%, 01/30/32 (a)	142,000	123,666
Blackstone Private Credit Fund
1.75%, 09/15/24 (a)	52,000	48,823
2.63%, 12/15/26 (a)	99,000	88,846
3.25%, 03/15/27 (a)	141,000	129,455
4.00%, 01/15/29 (a)	60,000	55,477
Blackstone Secured Lending Fund
2.85%, 09/30/28 (a)	135,000	117,146
BNP Paribas
2.16%, 09/15/29 (a)	110,000	98,088
2.59%, 08/12/35 (a) (d)	150,000	130,034
Canadian Imperial Bank of Commerce
3.60%, 04/07/32 (d)	110,000	109,532
Citigroup Inc.
5.00%, (100, 09/12/24) (c)	83,000	82,260
4.45%, 09/29/27	76,000	78,376
3.52%, 10/27/28	131,000	129,983
2.67%, 01/29/31	224,000	207,043
2.57%, 06/03/31	142,000	129,606
3.06%, 01/25/33	135,000	126,359
3.79%, 03/17/33	78,000	77,513
CNO Global Funding
1.75%, 10/07/26 (a)	150,000	138,566
Credit Suisse Group AG
5.25%, (100, 02/11/27) (a) (c)	200,000	184,697
7.50%, (100, 12/11/23) (a) (b) (c) (d)	150,000	154,901
6.50%, 08/08/23 (a) (d)	250,000	256,400
Deutsche Bank Aktiengesellschaft
3.73%, 01/14/32 (b) (d)	100,000	88,702
3.04%, 05/28/32 (d)	90,000	80,469
F&G Global Funding
2.00%, 09/20/28 (a)	120,000	107,380
Ford Motor Credit Company LLC
5.13%, 06/16/25	75,000	76,878
4.95%, 05/28/27	128,000	130,137
FS KKR Capital Corp.
3.40%, 01/15/26	102,000	98,878
3.13%, 10/12/28 (b)	90,000	80,401
Glencore Funding LLC
4.88%, 03/12/29 (a)	75,000	79,049
HSBC Holdings PLC
2.80%, 05/24/32	200,000	182,079
Icahn Enterprises L.P.
4.75%, 09/15/24	100,000	100,502
6.25%, 05/15/26	69,000	70,808
Jane Street Group, LLC
4.50%, 11/15/29 (a)	34,000	32,207
JBS Finance Luxembourg S.a r.l.
2.50%, 01/15/27 (a)	68,000	63,351
JPMorgan Chase & Co.
2.01%, 03/13/26	132,000	127,267
2.95%, 02/24/28	86,000	83,945
2.07%, 06/01/29	174,000	159,591
2.74%, 10/15/30	215,000	203,217
Lloyds Banking Group PLC
7.50%, (100, 09/27/25) (c) (d)	109,000	116,630
3.87%, 07/09/25 (d)	200,000	201,718
LSEGA Financing PLC
2.50%, 04/06/31 (a)	90,000	82,235
3.20%, 04/06/41 (a)	28,000	25,282
Macquarie Group Limited
2.87%, 01/14/33 (a)	82,000	72,743
Markel Corporation
6.00%, (100, 06/01/25) (b) (c)	78,000	81,378
Morgan Stanley
0.99%, 12/10/26	200,000	184,032
1.51%, 07/20/27	135,000	124,351
3.62%, 04/01/31	206,000	205,210
2.51%, 10/20/32	300,000	271,656
2.94%, 01/21/33	64,000	59,969
2.48%, 09/16/36	90,000	77,230
NatWest Group PLC
3.07%, 05/22/28 (d)	124,000	118,939
3.03%, 11/28/35 (d)	100,000	88,507
NatWest Markets PLC
1.60%, 09/29/26 (a)	242,000	221,608
New York Life Global Funding
1.85%, 08/01/31 (a)	119,000	104,282
Nordic Aviation Capital
0.00%, 03/14/25 (e) (f) (g) (h) (i)	139,295	105,586
Owl Rock Capital Corporation
3.40%, 07/15/26	87,000	81,790
Rassman, Joel H.
3.80%, 11/01/29 (b)	190,000	184,022
S&P Global Inc.
4.25%, 05/01/29 (a)	73,000	76,816
The Goldman Sachs Group, Inc.
3.50%, 04/01/25	82,000	82,548
2.64%, 02/24/28	183,000	175,145
3.80%, 03/15/30	211,000	212,668
2.62%, 04/22/32	39,000	35,449
2.38%, 07/21/32	170,000	151,066
3.10%, 02/24/33	127,000	119,837
6.75%, 10/01/37	70,000	87,978
The Hartford Financial Services Group, Inc.
2.90%, 09/15/51 (b)	66,000	54,540
The Toronto-Dominion Bank
3.20%, 03/10/32 (d)	96,000	94,321
UBS Group AG
4.88%, (100, 02/12/27) (a) (c)	200,000	192,437
Wells Fargo & Company
3.53%, 03/24/28	239,000	238,684
Westpac Banking Corporation
2.67%, 11/15/35 (d)	48,000	41,780
ZF North America Capital, Inc.
4.75%, 04/29/25 (a)	144,000	143,971
		10,954,039
Energy 5.5%
Aker BP ASA
3.75%, 01/15/30 (a)	155,000	151,715
BP Capital Markets America Inc.
2.72%, 01/12/32	110,000	103,662
Cenovus Energy Inc.
2.65%, 01/15/32 (b)	217,000	196,182
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	54,000	57,153

Abbreviations and additional footnotes are defined on page 13

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2022

	Shares/Par[1]	Value ($)
Cheniere Energy Partners, L.P.
3.25%, 01/31/32 (a)	33,000	30,055
Cheniere Energy, Inc.
4.63%, 10/15/28	65,000	65,388
4.50%, 10/01/29	125,000	125,610
Continental Resources, Inc.
5.75%, 01/15/31 (a)	95,000	103,822
Devon Energy Corporation
5.88%, 06/15/28	39,000	41,197
4.50%, 01/15/30	34,000	34,905
Endeavor Energy Resources, L.P.
5.75%, 01/30/28 (a)	14,000	14,445
Energy Transfer LP
6.50%, (100, 08/15/26) (b) (c)	110,000	108,387
6.75%, (100, 05/15/25) (b) (c)	102,000	99,209
7.13%, (100, 05/15/30) (c)	119,000	115,992
3.75%, 05/15/30	142,000	139,918
5.80%, 06/15/38	45,000	48,760
6.25%, 04/15/49	40,000	45,881
Enlink Midstream, LLC
4.15%, 06/01/25	71,000	70,769
EQM Midstream Partners, LP
4.13%, 12/01/26 (b)	113,000	108,483
4.50%, 01/15/29 (a)	49,000	46,045
EQT Corporation
3.13%, 05/15/26 (a)	10,000	9,697
3.90%, 10/01/27	47,000	46,905
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	45,000	41,312
Marathon Oil Corporation
4.40%, 07/15/27	103,000	106,504
NuStar Logistics, L.P.
5.75%, 10/01/25	11,000	11,234
Occidental Petroleum Corporation
4.30%, 08/15/39	20,000	18,876
Rattler Midstream LP
5.63%, 07/15/25 (a)	15,000	15,207
Sabine Pass Liquefaction, LLC
4.20%, 03/15/28	300,000	308,169
4.50%, 05/15/30	80,000	83,835
Santos Finance Ltd
3.65%, 04/29/31 (a)	153,000	143,598
Southwestern Energy Company
4.75%, 02/01/32	60,000	59,930
Targa Resources Corp.
5.50%, 03/01/30	140,000	145,465
4.88%, 02/01/31	56,000	56,434
4.20%, 02/01/33	46,000	46,427
4.95%, 04/15/52	64,000	63,360
Transocean Pontus Limited
6.13%, 08/01/25 (a)	12,300	12,222
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	45,937	45,475
Transocean Proteus Limited
6.25%, 12/01/24 (a)	87,500	86,835
Venture Global Calcasieu Pass, LLC
3.88%, 11/01/33 (a)	70,000	66,906
		3,075,969
Consumer Discretionary 5.1%
Amazon.com, Inc.
2.10%, 05/12/31	115,000	106,932
2.88%, 05/12/41	90,000	83,038
3.10%, 05/12/51	55,000	51,663
BMW US Capital, LLC
3.70%, 04/01/32 (a)	97,000	98,033
Booking Holdings Inc.
4.63%, 04/13/30	149,000	161,811
Carnival Corporation
4.00%, 08/01/28 (a)	51,000	47,538
Cedar Fair, L.P.
5.50%, 05/01/25 (a)	83,000	85,254
General Motors Company
6.80%, 10/01/27	39,000	44,021
General Motors Financial Company, Inc.
2.40%, 04/10/28	100,000	90,676
3.10%, 01/12/32 (b)	161,000	144,873
Hilton Domestic Operating Company Inc.
5.38%, 05/01/25 (a)	33,000	33,761
5.75%, 05/01/28 (a)	33,000	34,151
Hyatt Hotels Corporation
5.38%, 04/23/25 (j) (k)	45,000	47,162
Kohl's Corporation
3.38%, 05/01/31 (b) (k)	85,000	81,600
Lowe`s Companies, Inc.
3.00%, 10/15/50	36,000	30,606
M.D.C. Holdings, Inc.
6.00%, 01/15/43 (k)	11,000	11,430
Macys Retail Holdings
5.88%, 03/15/30 (a) (b)	69,000	68,104
6.13%, 03/15/32 (a)	65,000	64,192
Magallanes, Inc.
4.28%, 03/15/32 (a)	107,000	107,603
5.05%, 03/15/42 (a)	205,000	209,140
5.14%, 03/15/52 (a)	128,000	131,038
5.39%, 03/15/62 (a)	44,000	45,462
Marriott International, Inc.
3.75%, 03/15/25	60,000	60,553
5.75%, 05/01/25 (k)	6,000	6,371
Mattel, Inc.
3.38%, 04/01/26 (a)	63,000	61,780
Meritage Homes Corporation
3.88%, 04/15/29 (a) (b)	80,000	76,175
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (a)	35,026	36,467
Newell Brands Inc.
4.88%, 06/01/25	46,000	47,522
NIKE, Inc.
3.25%, 03/27/40	74,000	71,918
NVR, Inc.
3.00%, 05/15/30	134,000	125,141
Prosus N.V.
4.19%, 01/19/32 (a)	73,000	64,005
Resorts World Las Vegas LLC
4.63%, 04/06/31 (a)	200,000	175,536
Restaurant Brands International Limited Partnership
3.88%, 01/15/28 (a)	19,000	18,022
3.50%, 02/15/29 (a)	16,000	14,784
Ross Stores, Inc.
4.60%, 04/15/25 (b)	99,000	102,954
Royal Caribbean Cruises Ltd.
11.50%, 06/01/25 (a)	13,000	14,284
Sands China Ltd.
2.55%, 03/08/27 (a) (j) (k)	200,000	170,743
		2,824,343
Health Care 4.5%
AbbVie Inc.
3.20%, 11/21/29	135,000	133,420
4.50%, 05/14/35	55,000	59,010
Amgen Inc.
3.35%, 02/22/32 (b)	97,000	96,197
3.15%, 02/21/40	64,000	58,599
4.20%, 02/22/52	37,000	38,320
Ascension Health
2.53%, 11/15/29	28,000	26,975
Bausch Health Companies Inc.
5.50%, 11/01/25 (a)	22,000	21,953
8.50%, 01/31/27 (a) (b)	21,000	20,939
6.13%, 02/01/27 (a) (b)	77,000	77,568
4.88%, 06/01/28 (a)	78,000	74,699
Baylor Scott & White Holdings
2.84%, 11/15/50	54,000	46,815
Centene Corporation
4.63%, 12/15/29	60,000	60,584
3.38%, 02/15/30	238,000	224,363
3.00%, 10/15/30	192,000	176,726
Cigna Holding Company
3.40%, 03/01/27	114,000	114,983

Abbreviations and additional footnotes are defined on page 13

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2022

	Shares/Par[1]	Value ($)
4.80%, 08/15/38	28,000	30,771
CVS Health Corporation
4.30%, 03/25/28	21,000	22,016
4.78%, 03/25/38	190,000	207,742
HCA Inc.
5.38%, 02/01/25	130,000	135,504
5.88%, 02/15/26	30,000	31,911
3.63%, 03/15/32 (a)	117,000	114,657
Indiana University Health, Inc.
2.85%, 11/01/51	51,000	43,529
McKesson Corporation
1.30%, 08/15/26 (k)	175,000	160,929
Northwestern Memorial HealthCare
2.63%, 07/15/51	55,000	46,019
Piedmont Healthcare, Inc.
2.04%, 01/01/32	43,000	37,753
Royalty Pharma PLC
3.30%, 09/02/40	309,000	264,250
STERIS Irish FinCo Unlimited Company
3.75%, 03/15/51	56,000	52,365
Tenet Healthcare Corporation
4.88%, 01/01/26 (a)	140,000	141,667
Trinity Healthcare Group Pte. Ltd.
2.63%, 12/01/40	11,000	9,175
		2,529,439
Communication Services 4.1%
AT&T Inc.
5.25%, 03/01/37	116,000	131,704
4.90%, 08/15/37 (b)	16,000	17,401
4.30%, 12/15/42	155,000	156,563
3.10%, 02/01/43	131,000	113,429
CCO Holdings, LLC
4.75%, 03/01/30 (a)	295,000	283,554
Charter Communications Operating, LLC
4.91%, 07/23/25	140,000	145,032
2.25%, 01/15/29	45,000	40,446
5.38%, 04/01/38	45,000	46,360
4.80%, 03/01/50	50,000	47,547
6.83%, 10/23/55	51,000	60,495
Comcast Corporation
3.75%, 04/01/40	35,000	35,032
3.40%, 07/15/46	50,000	46,991
2.89%, 11/01/51 (a)	65,000	55,349
CSC Holdings, LLC
6.50%, 02/01/29 (a)	100,000	100,898
DIRECTV Financing, LLC
5.88%, 08/15/27 (a)	37,000	36,475
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (a)	60,000	63,861
The Walt Disney Company
4.63%, 03/23/40	80,000	89,228
T-Mobile US, Inc.
2.63%, 04/15/26 (b)	306,000	292,739
Verizon Communications Inc.
2.10%, 03/22/28	175,000	163,473
4.33%, 09/21/28	105,000	110,753
2.55%, 03/21/31	74,000	68,710
3.40%, 03/22/41	58,000	54,698
Vodafone Group Public Limited Company
5.00%, 05/30/38	120,000	130,690
		2,291,428
Utilities 3.1%
Commonwealth Edison Company
3.75%, 08/15/47	79,000	78,741
3.85%, 03/15/52	49,000	50,941
Consolidated Edison Company of New York, Inc.
4.20%, 03/15/42	57,000	57,837
DPL Inc.
4.13%, 07/01/25	102,000	101,368
Duquesne Light Holdings, Inc.
2.53%, 10/01/30 (a)	61,000	54,796
Enel Finance International N.V.
2.25%, 07/12/31 (a)	108,000	95,655
Eversource Energy
3.38%, 03/01/32	80,000	78,297
Exelon Corporation
5.10%, 06/15/45	75,000	83,591
FirstEnergy Corp.
4.40%, 07/15/27 (j) (k)	69,000	69,388
2.65%, 03/01/30	39,000	35,449
Nevada Power Company
3.70%, 05/01/29 (b)	140,000	144,085
Pacific Gas And Electric Company
3.30%, 12/01/27	46,000	43,463
4.50%, 07/01/40	181,000	165,017
Public Service Electric and Gas Company
3.10%, 03/15/32	36,000	35,612
San Diego Gas & Electric Company
1.70%, 10/01/30	72,000	63,440
2.95%, 08/15/51	60,000	52,709
Southern California Edison Company
4.13%, 03/01/48	46,000	45,153
3.65%, 02/01/50	67,000	62,588
Southwest Gas Corporation
4.05%, 03/15/32	50,000	49,843
Tampa Electric Company
3.45%, 03/15/51	87,000	81,311
The AES Corporation
3.30%, 07/15/25 (a)	133,000	130,671
Vistra Operations Company LLC
3.55%, 07/15/24 (a)	71,000	70,367
3.70%, 01/30/27 (a)	110,000	105,754
		1,756,076
Consumer Staples 2.7%
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	200,000	217,371
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39 (b)	141,000	164,589
BAT Capital Corp.
2.26%, 03/25/28	76,000	68,326
2.73%, 03/25/31	75,000	66,169
4.39%, 08/15/37	45,000	41,836
JBS USA Food Company
6.50%, 04/15/29 (a)	84,000	89,018
5.50%, 01/15/30 (a)	50,000	50,987
3.00%, 05/15/32 (a)	144,000	128,694
Kraft Heinz Foods Company
3.88%, 05/15/27	69,000	70,071
4.63%, 10/01/39	20,000	20,257
Mars Inc.
3.88%, 04/01/39 (a)	200,000	203,711
Northwestern University
2.64%, 12/01/50	38,000	31,522
Pilgrim's Pride Corporation
3.50%, 03/01/32 (a) (b)	89,000	77,809
Prime Security Services Borrower, LLC
3.38%, 08/31/27 (a)	57,000	52,268
Safeway Inc.
3.50%, 02/15/23 (a)	100,000	100,093
United Rentals (North America), Inc.
3.75%, 01/15/32	30,000	27,980
University of Washington
4.35%, 04/15/22	76,000	77,100
		1,487,801
Industrials 2.0%
Air Canada
3.88%, 08/15/26 (a)	35,000	33,075
Aircastle Limited
5.25%, 08/11/25 (a)	108,000	110,327
American Airlines, Inc.
5.50%, 04/20/26 (a)	31,000	30,977
5.75%, 04/20/29 (a)	11,000	10,962
Burlington Northern Santa FE, LLC
2.88%, 06/15/52 (b)	67,000	59,289
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	134,000	143,380

Abbreviations and additional footnotes are defined on page 13

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2022

	Shares/Par[1]	Value ($)
Equifax Inc.
2.35%, 09/15/31	190,000	170,020
General Electric Company
4.16%, (3 Month USD LIBOR + 3.33%), (100, 06/15/22) (c) (l)	419,000	402,502
Howmet Aerospace Inc.
6.88%, 05/01/25	4,000	4,333
Siemens Financieringsmaatschappij N.V.
2.15%, 03/11/31 (a)	46,000	42,288
SkyMiles IP Ltd.
4.50%, 10/20/25 (a)	10,000	10,071
4.75%, 10/20/28 (a)	16,000	16,143
United Airlines Pass Through Trust
4.38%, 04/15/26 (a)	52,000	51,199
4.63%, 04/15/29 (a)	37,000	35,224
		1,119,790
Materials 1.1%
Anglo American Capital PLC
2.63%, 09/10/30 (a)	50,000	45,392
CEMEX S.A.B. de C.V.
5.45%, 11/19/29 (a)	130,000	131,668
5.20%, 09/17/30 (a)	75,000	74,601
Freeport-McMoRan Inc.
5.00%, 09/01/27	61,000	62,756
5.40%, 11/14/34	35,000	38,920
Ineos Quattro Finance 2 PLC
3.38%, 01/15/26 (a)	110,000	101,817
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	130,000	131,444
4.25%, 05/15/29 (a)	39,000	35,983
		622,581
Information Technology 1.0%
Apple Inc.
2.65%, 02/08/51	70,000	60,724
2.70%, 08/05/51	28,000	24,397
Booz Allen Hamilton Inc.
4.00%, 07/01/29 (a)	22,000	21,487
Broadcom Inc.
2.45%, 02/15/31 (a)	90,000	79,927
3.47%, 04/15/34 (a)	160,000	148,113
Dell International L.L.C.
5.85%, 07/15/25 (k)	6,000	6,417
6.02%, 06/15/26 (k)	67,000	72,689
8.35%, 07/15/46 (k)	25,000	36,802
Microsoft Corporation
3.50%, 02/12/35	90,000	93,921
		544,477
Real Estate 0.8%
EPR Properties
3.60%, 11/15/31	61,000	55,456
Essential Properties, L.P.
2.95%, 07/15/31	78,000	68,394
GLP Financing, LLC
5.75%, 06/01/28	15,000	16,137
5.30%, 01/15/29	100,000	105,033
3.25%, 01/15/32	37,000	33,543
Sun Communities Operating Limited Partnership
2.30%, 11/01/28	65,000	58,968
2.70%, 07/15/31	87,000	78,504
VICI Properties Inc.
4.25%, 12/01/26 (a)	55,000	54,824
		470,859
Total Corporate Bonds And Notes (cost $29,082,850)		27,676,802
GOVERNMENT AND AGENCY OBLIGATIONS 38.4%
Mortgage-Backed Securities 22.5%
Federal Home Loan Mortgage Corporation
2.00%, 12/01/35 - 03/01/52	1,568,527	1,470,124
2.50%, 11/01/36 - 11/01/51	935,217	897,695
4.00%, 10/01/45 - 06/01/48	228,879	235,935
3.50%, 01/01/46 - 04/01/50	506,500	513,343
3.00%, 11/01/46 - 12/01/49	96,573	95,238
4.50%, 11/01/48	13,586	14,156
1.50%, 10/01/51 - 11/01/51	271,444	242,466
Federal National Mortgage Association, Inc.
3.00%, 09/01/32 - 03/01/52	1,242,142	1,227,977
2.50%, 10/01/35 - 01/01/52	1,157,173	1,116,026
1.50%, 11/01/35 - 11/01/36	242,428	230,405
2.00%, 05/01/36 - 04/01/51	1,768,648	1,656,900
TBA, 2.00%, 04/15/37 (m)	80,000	77,679
TBA, 2.50%, 04/15/37 (m)	305,000	301,307
TBA, 3.00%, 04/15/37 - 04/15/52 (m)	425,000	419,459
3.50%, 10/01/46 - 08/01/49	373,149	376,691
4.00%, 01/01/47 - 09/01/49	411,606	422,955
4.50%, 05/01/47 - 12/01/48	328,747	343,514
TBA, 3.50%, 04/15/52 (m)	185,000	185,332
Government National Mortgage Association
3.00%, 10/20/46 - 02/20/52	658,986	654,166
3.50%, 05/20/47 - 07/20/51	542,048	549,684
4.00%, 07/20/47	154,689	159,656
4.50%, 12/20/48 - 02/20/49	65,388	67,937
2.50%, 03/20/51 - 07/20/51	610,176	593,162
2.00%, 09/20/51 - 03/20/52	566,265	539,099
TBA, 2.50%, 04/15/52 (m)	200,000	193,967
		12,584,873
U.S. Treasury Note 11.2%
Treasury, United States Department of
0.25%, 03/15/24 - 07/31/25	342,000	320,068
1.50%, 10/31/24 - 08/15/26	911,000	880,794
2.25%, 11/15/25	980,000	969,894
0.38%, 12/31/25 - 01/31/26	1,500,000	1,383,337
0.88%, 09/30/26 - 11/15/30	364,000	331,456
1.25%, 11/30/26 - 06/30/28	1,245,000	1,159,383
0.63%, 03/31/27	420,000	383,906
2.88%, 08/15/28	375,000	384,141
1.38%, 11/15/31	429,000	393,675
1.88%, 02/15/32	85,000	81,613
		6,288,267
U.S. Treasury Bond 4.0%
Treasury, United States Department of
3.75%, 08/15/41	461,000	541,459
2.00%, 11/15/41	125,000	112,988
3.13%, 11/15/41	316,000	340,391
2.50%, 02/15/45 - 02/15/46	756,000	738,262
3.00%, 02/15/48	317,000	344,886
1.63%, 11/15/50	81,000	66,445
1.88%, 11/15/51	85,000	74,455
		2,218,886
U.S. Government Agency Obligations 0.4%
Federal National Mortgage Association, Inc.
0.88%, 08/05/30 (n)	229,000	199,787
Municipal 0.3%
Dallas/Fort Worth International Airport
2.84%, 11/01/46	55,000	48,036
Dormitory Authority State of New York
3.19%, 02/15/43	100,000	94,095
		142,131
Total Government And Agency Obligations (cost $22,360,504)		21,433,944
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 6.5%
Air Canada 2020-2 Class A Pass Through Trust
Series 2020-A-2, 5.25%, 04/01/29	23,606	24,333
Alaska Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 4.80%, 08/15/27	82,947	83,861
American Airlines, Inc.
Series 2016-AA-2, 3.20%, 06/15/28	152,900	145,107
American Tower Trust #1
Series 2013-A-2, 3.07%, 03/15/23	265,000	265,062
Avid Automobile Receivables Trust 2021-1
Series 2021-A-1, 0.61%, 01/15/25	44,550	44,176
CCG Receivables Trust
Series 2019-A2-2, 2.11%, 03/14/23	18,369	18,400
CCG Receivables Trust 2021-2
Series 2021-A2-2, 0.54%, 03/14/29	192,000	186,863
CIM Trust 2021-J2
Series 2021-A1-J2, REMIC, 2.50%, 11/25/42 (l)	155,938	143,810
CNH Equipment Trust 2022-A
Series 2022-A2-A, 2.53%, 01/16/24	150,000	149,997

Abbreviations and additional footnotes are defined on page 13

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2022

	Shares/Par[1]	Value ($)
COMM Mortgage Trust
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	49,000	49,582
Dell Equipment Finance Trust 2022-1
Series 2022-A2-1, REMIC, 2.11%, 11/22/23	84,000	83,562
DLLAA 2021-1 LLC
Series 2021-A3-1A, 0.67%, 04/17/26	190,000	183,201
DLLMT 2021-1 LLC
Series 2021-A3-1A, 1.00%, 07/20/25	223,000	216,029
First Investors Auto Owner Trust 2021-1
Series 2021-A-1A, 0.45%, 12/15/23	69,393	68,893
First Investors Auto Owner Trust 2021-2
Series 2021-A-2A, 0.48%, 10/15/24	107,233	104,757
Foundation Finance Trust
Series 2017-A-1A, 3.30%, 08/15/22	5,451	5,462
GM Financial Automobile Leasing Trust 2020-1
Series 2020-A3-1, 1.67%, 12/20/22	16,684	16,687
GM Financial Consumer Automobile Receivables Trust 2021-4
Series 2021-B-4, 1.25%, 10/18/27	85,000	80,321
Grace Trust
Series 2020-A-GRCE, REMIC, 2.35%, 12/12/30	177,000	160,360
Hilton Grand Vacations Trust 2019-A
Series 2019-A-AA, 2.34%, 07/25/33	66,411	65,941
Hudson Yards Mortgage Trust
Series 2019-A-30HY, REMIC, 3.23%, 07/12/29	150,000	145,644
Hyundai Auto Lease Securitization Trust 2021-B
Series 2021-A3-B, 0.33%, 06/17/24	265,000	259,294
Hyundai Auto Receivables Trust 2021-C
Series 2021-B-C, 1.49%, 11/15/25	53,000	50,681
Kubota Credit Owner Trust 2020-1
Series 2021-A3-1A, 0.62%, 08/15/25	100,000	96,790
Manhattan West 2020-1MW Mortgage Trust
Series 2020-A-OMW, REMIC, 2.13%, 09/10/27	201,074	186,255
OPG Trust 2021-PORT
Series 2021-A-PORT, REMIC, 0.88%, (1 Month USD LIBOR + 0.48%), 10/16/23 (l)	165,000	159,173
Prestige Auto Receivables Trust 2021-1
Series 2021-A3-1A, 0.83%, 07/15/25	95,000	92,543
Santander Retail Auto Lease Trust 2021-B
Series 2021-A3-B, 0.51%, 08/20/24	101,000	97,881
Sequoia Mortgage Trust 2020-4
Series 2020-A2-4, REMIC, 2.50%, 10/25/43 (l)	90,550	84,752
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	43,623	43,773
Series 2012-A-2, 4.00%, 10/29/24	39,078	38,885
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C38, REMIC, 3.92%, 06/17/27 (l)	57,000	56,792
Wells Fargo Mortgage Backed Securities Trust
Series 2020-A1-3, REMIC, 3.00%, 12/25/42 (l)	43,644	42,702
Westlake Automobile Receivables Trust 2021-3
Series 2021-A3-3A, REMIC, 0.95%, 06/16/25	192,000	188,200
Total Non-U.S. Government Agency Asset-Backed Securities (cost $3,769,462)		3,639,769
SENIOR FLOATING RATE INSTRUMENTS 2.2%
Consumer Discretionary 0.7%
Adient US LLC
2021 Term Loan B, 3.46%, (1 Month USD LIBOR + 3.25%), 04/30/28 (l)	78,592	77,216
Caesars Resort Collection, LLC
2020 Term Loan B1, 3.71%, (1 Month USD LIBOR + 3.50%), 06/19/25 (l)	80,770	80,407
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 1.96%, (1 Month USD LIBOR + 1.75%), 08/29/25 (l)	100,000	96,925
PCI Gaming Authority
Term Loan, 2.71%, (1 Month USD LIBOR + 2.50%), 05/15/26 (l)	109,653	108,676
UFC Holdings, LLC
2021 Term Loan B, 3.50%, (6 Month USD LIBOR + 2.75%), 04/29/26 (l)	53,177	52,579
		415,803
Industrials 0.5%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/10/28 (l)	21,000	21,243
Air Canada
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 07/27/28 (l)	24,000	23,750
Berry Global, Inc.
2021 Term Loan Z, 2.07%, (1 Month USD LIBOR + 1.75%), 07/01/26 (l)	116,168	114,371
Cimpress Public Limited Company
USD Term Loan B, 4.00%, (1 Month USD LIBOR + 3.50%), 04/29/28 (l)	36,030	35,602
Genesee & Wyoming Inc.
Term Loan, 2.22%, (3 Month USD LIBOR + 2.00%), 10/29/26 (l)	49,980	49,371
Hertz Corporation, (The)
2021 Term Loan B, 3.75%, (3 Month USD LIBOR + 3.50%), 06/11/28 (l)	2,027	2,008
2021 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 06/11/28 (l)	10,699	10,603
INEOS Styrolution US Holding LLC
2021 USD Term Loan B, 3.25%, (1 Month USD LIBOR + 2.75%), 01/21/26 (l)	26,797	26,288
		283,236
Communication Services 0.5%
CenturyLink, Inc.
2020 Term Loan B, 2.46%, (1 Month USD LIBOR + 2.25%), 03/15/27 (l)	97,750	95,032
CSC Holdings, LLC
2017 Term Loan B1, 2.65%, (1 Month USD LIBOR + 2.25%), 07/15/25 (l)	42,970	42,191
Diamond Sports Group, LLC
2022 2nd Lien Term Loan, 3.44%, (SOFR 90-Day Average + 3.25%), 08/24/26 (l)	33,235	11,238
DirecTV Financing, LLC
Term Loan, 5.75%, (1 Month USD LIBOR + 5.00%), 07/22/27 (l)	34,686	34,609
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 2.73%, (1 Month USD LIBOR + 2.50%), 06/13/26 (l)	67,769	67,442
		250,512
Consumer Staples 0.2%
JBS USA Lux S.A.
2019 Term Loan B, 2.80%, (6 Month USD LIBOR + 2.00%), 04/27/26 (l)	93,156	92,205
Materials 0.1%
Sylvamo Corporation
Term Loan B, 5.00%, (3 Month USD LIBOR + 4.50%), 08/18/28 (g) (l)	80,000	78,000
Information Technology 0.1%
Peraton Corp.
Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 02/22/28 (l)	68,962	68,380
Energy 0.1%
Traverse Midstream Partners LLC
2017 Term Loan, 5.25%, (SOFR 90-Day Average + 4.25%), 09/22/24 (l)	30,121	29,958
Financials 0.0%
NAC Aviation 29 DAC
2022 DIP Delayed Draw Term Loan, 0.00%, (3 Month USD LIBOR + 8.00%), 09/07/22 (l) (o)	2,352	2,399
2022 DIP Delayed Draw Term Loan, 9.00%, (3 Month USD LIBOR + 8.00%), 09/07/22 (l)	2,823	2,879
2022 DIP Delayed Draw Term Loan, 9.00%, (1 Month USD LIBOR + 8.00%), 09/07/22 (l)	2,823	2,879
		8,157
Total Senior Floating Rate Instruments (cost $1,258,973)		1,226,251
SHORT TERM INVESTMENTS 7.1%
Securities Lending Collateral 4.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.25% (p)	2,560,315	2,560,315

Abbreviations and additional footnotes are defined on page 13

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2022

	Shares/Par[1]	Value ($)
Investment Companies 2.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.25% (p)	1,407,896	1,407,896
Total Short Term Investments (cost $3,968,211)		3,968,211
Total Investments 103.7% (cost $60,440,000)		57,944,977
Other Derivative Instruments 0.0%		6,989
Other Assets and Liabilities, Net (3.7)%		(2,056,797)
Total Net Assets 100.0%		55,895,169

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2022, the value and the percentage of net assets of these securities was $8,567,313 and 15.3% of the Fund.

(b) All or a portion of the security was on loan as of March 31, 2022.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Convertible security.

(e) Non-income producing security.

(f) As of March 31, 2022, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(g) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(h) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(i) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2022.

(k) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2022.

(l) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(m) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2022, the total payable for investments purchased on a delayed delivery basis was $1,186,942.

(n) The security is a direct debt of the agency and not collateralized by mortgages.

(o) This senior floating rate interest will settle after March 31, 2022. If a reference rate and spread is presented, it will go into effect upon settlement.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

PPM Core Plus Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Nordic Aviation Capital, 0.00%, 03/14/25	10/01/19	139,295	105,586	0.2

PPM Core Plus Fixed Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	17	June 2022	2,121,931	3,250	(33,056)
United States 2 Year Note	11	July 2022	2,359,304	1,805	(28,163)
United States 5 Year Note	34	July 2022	3,987,233	4,781	(87,858)
United States Long Bond	11	June 2022	1,696,035	6,875	(45,348)
United States Ultra Bond	8	June 2022	1,460,084	8,186	(43,084)
				24,897	(237,509)
Short Contracts
United States 10 Year Ultra Bond	(42)	June 2022	(5,865,113)	(17,908)	175,426

Abbreviations and additional footnotes are defined on page 13

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2022

	Shares/Par[1]	Value ($)
PPM High Yield Core Fund
CORPORATE BONDS AND NOTES 88.7%
Consumer Discretionary 17.0%
Asbury Automotive Group, Inc.
4.63%, 11/15/29 (a)	54,000	50,294
5.00%, 02/15/32 (a)	205,000	190,708
Beazer Homes USA, Inc.
6.75%, 03/15/25	75,000	75,782
7.25%, 10/15/29	47,000	47,342
Boyd Gaming Corporation
4.75%, 06/15/31 (a)	241,000	232,193
Carnival Corporation
7.63%, 03/01/26 (a)	153,000	154,034
5.75%, 03/01/27 (a)	216,000	205,885
4.00%, 08/01/28 (a)	40,000	37,285
6.00%, 05/01/29 (a)	108,000	101,769
CDI Escrow Issuer Inc
5.75%, 04/02/30 (a)	168,000	169,797
Churchill Downs Incorporated
4.75%, 01/15/28 (a)	45,000	43,651
Eldorado Resorts, Inc.
8.13%, 07/01/27 (a)	186,000	199,506
Ford Motor Company
4.35%, 12/08/26	72,000	72,397
6.63%, 10/01/28	83,000	90,729
9.63%, 04/22/30	64,000	83,447
3.25%, 02/12/32	159,000	141,989
5.29%, 12/08/46	62,000	60,263
Guitar Center Escrow Issuer II, Inc.
8.50%, 01/15/26 (a)	375,000	382,440
Hawaiian Brand Intellectual Property, Ltd.
5.75%, 01/20/26 (a)	254,000	254,166
Hilton Grand Vacations Borrower LLC
5.00%, 06/01/29 (a)	201,000	191,812
4.88%, 07/01/31 (a)	174,000	161,907
IHOL Verwaltungs GmbH
6.00%, 05/15/27 (a) (b)	88,000	86,246
6.38%, 05/15/29 (a) (b)	161,000	158,873
International Game Technology PLC
5.25%, 01/15/29 (a)	141,000	140,683
IRB Holding Corp.
7.00%, 06/15/25 (a)	90,000	93,955
6.75%, 02/15/26 (a)	115,000	117,045
Jacobs Entertainment, Inc.
6.75%, 02/15/29 (a)	204,000	206,792
Jaguar Land Rover Automotive PLC
5.63%, 02/01/23 (a)	83,000	82,523
5.88%, 01/15/28 (a)	60,000	54,934
5.50%, 07/15/29 (a)	200,000	177,979
KB Home
4.80%, 11/15/29	131,000	126,668
L Brands, Inc.
7.50%, 06/15/29	140,000	151,748
6.88%, 11/01/35	165,000	169,980
Life Time, Inc.
5.75%, 01/15/26 (a)	142,000	141,837
8.00%, 04/15/26 (a)	293,000	292,518
Macys Retail Holdings
5.88%, 03/15/30 (a) (c)	118,000	116,468
6.13%, 03/15/32 (a)	181,000	178,751
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (a)	216,000	192,217
Marriott Ownership Resorts, Inc.
6.13%, 09/15/25 (a)	25,000	25,661
4.75%, 01/15/28	64,000	61,633
MCE Finance Limited
5.38%, 12/04/29 (a)	215,000	183,438
Meritage Homes Corporation
3.88%, 04/15/29 (a)	109,000	103,788
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (a)	212,000	195,729
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (a)	115,053	119,786
Nemak, S.A.B. de C.V.
3.63%, 06/28/31 (a)	118,000	102,438
NMG Holding Company, Inc.
7.13%, 04/01/26 (a)	230,000	236,700
Nordstrom, Inc.
4.00%, 03/15/27	201,000	193,796
Panther BF Aggregator 2 LP
8.50%, 05/15/27 (a)	230,000	238,667
PetSmart, Inc.
7.75%, 02/15/29 (a)	220,000	227,190
PM General Purchaser LLC
9.50%, 10/01/28 (a)	296,000	290,769
QVC, Inc.
5.45%, 08/15/34	247,000	205,987
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23 (a)	177,000	188,654
9.13%, 06/15/23 (a)	80,000	83,387
4.25%, 07/01/26 (a)	124,000	115,439
5.50%, 08/31/26 (a)	213,000	206,978
Scientific Games International, Inc.
5.00%, 10/15/25 (a)	107,000	109,675
7.00%, 05/15/28 (a)	91,000	94,367
Seaworld Entertainment, Inc.
5.25%, 08/15/29 (a) (c)	186,000	177,635
Shea Homes Limited Partnership, A California Limited Partnership
4.75%, 02/15/28 - 04/01/29 (a)	304,000	287,364
Staples, Inc.
7.50%, 04/15/26 (a)	149,000	144,622
10.75%, 04/15/27 (a) (c)	161,000	143,314
Stena International S.A R.L.
6.13%, 02/01/25 (a)	142,000	142,108
Tenneco Inc.
7.88%, 01/15/29 (a)	50,000	52,686
5.13%, 04/15/29 (a)	412,000	408,659
The Gap, Inc.
3.63%, 10/01/29 (a)	26,000	23,031
3.88%, 10/01/31 (a)	188,000	164,100
TKC Holdings, Inc.
10.50%, 05/15/29 (a)	150,000	154,493
Travel + Leisure Co.
4.50%, 12/01/29 (a)	124,000	115,181
Wyndham Destinations, Inc.
6.63%, 07/31/26 (a)	101,000	105,817
6.00%, 04/01/27 (d) (e)	65,000	67,217
4.63%, 03/01/30 (a)	95,000	88,359
		10,495,281
Communication Services 16.4%
Advantage Sales & Marketing Inc.
6.50%, 11/15/28 (a)	292,000	277,174
Altice France Holding S.A.
5.13%, 07/15/29 (a)	202,000	180,962
5.50%, 10/15/29 (a)	200,000	179,645
Altice France S.A.
6.00%, 02/15/28 (a) (c)	84,000	72,451
AMC Entertainment Holdings, Inc.
10.00%, 06/15/26 (a) (b) (d)	85,000	76,265
7.50%, 02/15/29 (a) (c)	154,000	149,746
Audacy, Inc.
6.75%, 03/31/29 (a) (c)	233,000	217,584
CCO Holdings, LLC
5.13%, 05/01/27 (a)	108,000	108,198
5.00%, 02/01/28 (a)	203,000	201,018
5.38%, 06/01/29 (a)	351,000	350,358
4.75%, 02/01/32 (a)	74,000	68,962
4.50%, 05/01/32	111,000	101,578
4.25%, 01/15/34 (a)	125,000	108,392
CenturyLink, Inc.
5.13%, 12/15/26 (a)	112,000	106,678
7.60%, 09/15/39	24,000	23,135
Clear Channel International B.V.
6.63%, 08/01/25 (a)	85,000	86,927
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (a)	144,000	144,735
7.50%, 06/01/29 (a)	264,000	263,476

Abbreviations and additional footnotes are defined on page 13

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2022

	Shares/Par[1]	Value ($)
Connect Finco SARL
6.75%, 10/01/26 (a)	60,000	61,163
Consolidated Communications, Inc.
6.50%, 10/01/28 (a)	241,000	222,332
CSC Holdings, LLC
5.38%, 02/01/28 (a)	448,000	435,011
7.50%, 04/01/28 (a)	300,000	294,799
4.50%, 11/15/31 (a)	305,000	273,342
Cumulus Media New Holdings Inc.
6.75%, 07/01/26 (a) (c)	326,000	326,020
Diamond Sports Group, LLC
5.38%, 08/15/26 (a)	93,000	35,637
6.63%, 08/15/27 (a)	113,000	23,365
DIRECTV Financing, LLC
5.88%, 08/15/27 (a)	189,000	186,320
DISH DBS Corporation
5.88%, 11/15/24	86,000	85,928
7.75%, 07/01/26	156,000	154,839
5.25%, 12/01/26 (a)	102,000	97,325
5.75%, 12/01/28 (a)	70,000	66,456
Embarq Corporation
8.00%, 06/01/36	144,000	138,777
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (a)	13,000	12,925
5.00%, 05/01/28 (a)	93,000	89,499
6.75%, 05/01/29 (a)	331,000	318,188
Gray Television, Inc.
5.38%, 11/15/31 (a)	203,000	194,171
Hughes Satellite Systems Corporation
6.63%, 08/01/26	82,000	85,078
iHeartCommunications, Inc.
6.38%, 05/01/26	38,565	39,703
8.38%, 05/01/27	326,651	337,679
5.25%, 08/15/27 (a)	120,000	118,751
4.75%, 01/15/28 (a)	50,000	47,857
Iliad Holding
7.00%, 10/15/28 (a)	298,000	298,542
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (a)	319,000	327,395
5.13%, 07/15/29 (a)	220,000	210,217
Level 3 Financing, Inc.
4.25%, 07/01/28 (a)	122,000	112,019
3.63%, 01/15/29 (a)	140,000	122,508
Liberty Media Corporation
8.25%, 02/01/30 (c)	172,000	157,380
Midas Opco Holdings LLC
5.63%, 08/15/29 (a)	396,000	373,789
News Corporation
5.13%, 02/15/32 (a)	38,000	38,209
Radiate HoldCo, LLC
6.50%, 09/15/28 (a) (c)	378,000	357,798
Sirius XM Radio Inc.
3.88%, 09/01/31 (a)	285,000	259,370
Sprint Corporation
7.88%, 09/15/23	25,000	26,577
7.13%, 06/15/24	331,000	355,116
7.63%, 03/01/26	25,000	28,233
6.88%, 11/15/28	94,000	108,846
SSL Robotics LLC
9.75%, 12/31/23 (a)	32,000	34,094
Telecom Italia SpA
6.00%, 09/30/34	109,000	100,762
Telesat Canada
5.63%, 12/06/26 (a)	98,000	74,803
6.50%, 10/15/27 (a)	201,000	98,583
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (a)	429,000	439,978
T-Mobile US, Inc.
3.38%, 04/15/29	149,000	142,010
Townsquare Media, Inc.
6.88%, 02/01/26 (a)	54,000	55,588
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (a)	39,000	36,353
		10,120,619
Energy 15.3%
Aethon United BR LP
8.25%, 02/15/26 (a)	250,000	260,144
Antero Midstream Partners LP
7.88%, 05/15/26 (a)	90,000	97,431
5.75%, 03/01/27 (a)	203,000	206,964
5.38%, 06/15/29 (a)	269,000	268,652
Archrock Partners, L.P.
6.25%, 04/01/28 (a)	180,000	177,565
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (a)	264,000	271,011
8.25%, 12/31/28 (a)	56,000	58,775
Baytex Energy Corp.
8.75%, 04/01/27 (a)	153,000	164,868
Bip-V Chinook
5.50%, 06/15/31 (a)	395,000	389,497
Blue Racer Midstream, LLC
7.63%, 12/15/25 (a)	35,000	36,664
6.63%, 07/15/26 (a)	57,000	57,918
Buckeye Partners, L.P.
4.50%, 03/01/28 (a)	167,000	160,116
5.85%, 11/15/43	120,000	101,889
5.60%, 10/15/44	19,000	15,931
Callon Petroleum Company
6.38%, 07/01/26	199,000	197,752
Cheniere Energy Partners, L.P.
3.25%, 01/31/32 (a)	58,000	52,824
Citgo Petroleum Corporation
7.00%, 06/15/25 (a)	135,000	136,574
6.38%, 06/15/26 (a)	255,000	256,635
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (a)	132,000	136,171
DT Midstream, Inc.
4.13%, 06/15/29 (a)	101,000	96,907
4.38%, 06/15/31 (a)	74,000	70,839
Endeavor Energy Resources, L.P.
6.63%, 07/15/25 (a)	85,000	88,489
5.75%, 01/30/28 (a)	93,000	95,957
Energean Israel Finance Ltd
4.88%, 03/30/26 (f)	265,000	255,725
Energy Transfer LP
6.50%, (100, 08/15/26) (g)	30,000	29,560
6.75%, (100, 05/15/25) (g)	106,000	103,099
7.13%, (100, 05/15/30) (g)	62,000	60,433
EQM Midstream Partners, LP
4.13%, 12/01/26	163,000	156,485
6.50%, 07/01/27 (a)	104,000	108,576
4.50%, 01/15/29 (a)	248,000	233,044
4.75%, 01/15/31 (a)	206,000	193,152
Hilcorp Energy I, L.P.
6.25%, 11/01/28 (a)	264,000	267,175
5.75%, 02/01/29 (a)	61,000	61,025
Husky Energy Inc.
13.00%, 02/15/25 (a) (b)	297,000	308,880
ITT Holdings LLC
6.50%, 08/01/29 (a)	249,000	229,139
MEG Energy Corp.
6.50%, 01/15/25 (a)	27,000	27,439
7.13%, 02/01/27 (a)	91,000	95,330
Murphy Oil Corporation
5.75%, 08/15/25	90,000	91,835
5.88%, 12/01/27	170,000	172,984
Nabors Industries Ltd
7.50%, 01/15/28 (a)	237,000	231,009
Nabors Industries, Inc.
7.38%, 05/15/27 (a)	147,000	152,702
NuStar Logistics, L.P.
6.00%, 06/01/26	85,000	86,013
5.63%, 04/28/27	115,000	112,644
6.38%, 10/01/30	194,000	196,567
Occidental Petroleum Corporation
6.95%, 07/01/24	198,000	212,562
3.50%, 06/15/25	35,000	35,081
3.20%, 08/15/26	231,000	227,211

Abbreviations and additional footnotes are defined on page 13

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2022

	Shares/Par[1]	Value ($)
8.88%, 07/15/30	80,000	102,868
6.45%, 09/15/36	234,000	274,994
7.95%, 06/15/39	55,000	69,758
6.60%, 03/15/46	139,000	164,616
PDV America, Inc.
9.25%, 08/01/24 (a) (c)	150,000	151,544
Shelf Drilling Management Services DMCC
8.88%, 11/15/24 (a)	79,000	80,397
Southwestern Energy Company
7.75%, 10/01/27 (c)	90,000	95,286
8.38%, 09/15/28	96,000	105,669
5.38%, 02/01/29 - 03/15/30	288,000	292,648
4.75%, 02/01/32	211,000	210,754
Tap Rock Resources LLC
7.00%, 10/01/26 (a)	154,000	159,382
Targa Resources Corp.
5.50%, 03/01/30	83,000	86,240
4.88%, 02/01/31	56,000	56,434
Transocean Inc
11.50%, 01/30/27 (a)	94,000	97,641
Transocean Proteus Limited
6.25%, 12/01/24 (a)	125,000	124,050
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 - 11/01/33 (a)	257,000	249,213
4.13%, 08/15/31 (a)	23,000	22,579
Viper Energy Partners LP
5.38%, 11/01/27 (a)	44,000	44,846
		9,436,162
Industrials 11.0%
Allied Universal Holdco LLC
6.63%, 07/15/26 (a)	207,000	209,601
9.75%, 07/15/27 (a)	254,000	262,512
4.63%, 06/01/28 (a)	61,000	57,610
American Airlines, Inc.
11.75%, 07/15/25 (a)	112,000	130,821
5.50%, 04/20/26 (a)	207,000	206,845
5.75%, 04/20/29 (a)	292,000	291,000
APX Group, Inc.
5.75%, 07/15/29 (a) (c)	200,000	182,718
Bombardier Inc.
7.50%, 03/15/25 (a)	80,000	80,423
7.13%, 06/15/26 (a)	97,000	95,057
6.00%, 02/15/28 (a)	112,000	104,940
Builders FirstSource, Inc.
6.75%, 06/01/27 (a)	112,000	116,151
4.25%, 02/01/32 (a)	478,000	445,125
Cargo Aircraft Management, Inc.
4.75%, 02/01/28 (a)	166,000	161,835
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/29 (a)	98,000	99,308
8.75%, 04/15/30 (a)	236,000	222,135
CP Atlas Buyer, Inc.
7.00%, 12/01/28 (a) (c)	178,000	151,926
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	111,000	118,770
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (a)	100,000	99,298
9.75%, 08/01/27 (a)	55,000	57,524
5.50%, 05/01/28 (a)	371,000	337,723
Foxtrot Escrow Issuer LLC
12.25%, 11/15/26 (a)	148,000	160,169
General Electric Company
4.16%, (3 Month USD LIBOR + 3.33%), (100, 06/15/22) (g) (h)	53,000	50,913
Graham Packaging Company Europe LLC
7.13%, 08/15/28 (a)	166,000	151,333
Howmet Aerospace Inc.
6.88%, 05/01/25	4,000	4,333
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (a)	172,000	170,111
Masonite International Corporation
5.38%, 02/01/28 (a)	60,000	60,452
MIWD Holdco II LLC
5.50%, 02/01/30 (a)	52,000	48,627
Pitney Bowes Inc.
6.88%, 03/15/27 (a) (c)	217,000	205,477
Prime Security Services Borrower, LLC
5.25%, 04/15/24 (a)	52,000	53,277
5.75%, 04/15/26 (a)	81,000	82,612
6.25%, 01/15/28 (a)	233,000	228,192
Rolls-Royce Plc
5.75%, 10/15/27 (a)	239,000	245,164
SkyMiles IP Ltd.
4.75%, 10/20/28 (a)	42,000	42,375
Summit Materials, LLC
5.25%, 01/15/29 (a)	138,000	136,319
Terex Corporation
5.00%, 05/15/29 (a)	191,000	183,494
TransDigm Inc.
8.00%, 12/15/25 (a)	34,000	35,461
6.25%, 03/15/26 (a)	296,000	304,780
TransDigm UK Holdings PLC
6.88%, 05/15/26	51,000	52,027
Triumph Group, Inc.
8.88%, 06/01/24 (a)	65,000	68,654
Uber Technologies, Inc.
7.50%, 05/15/25 - 09/15/27 (a)	232,000	246,300
4.50%, 08/15/29 (a)	90,000	84,376
United Airlines Pass Through Trust
4.38%, 04/15/26 (a)	41,000	40,369
4.63%, 04/15/29 (a)	308,000	293,216
Vertical Holdco GmbH
7.63%, 07/15/28 (a) (c)	186,000	186,103
Vertical U.S. Newco Inc.
5.25%, 07/15/27 (a)	88,000	87,332
Watco Companies, L.L.C.
6.50%, 06/15/27 (a)	171,000	168,268
		6,821,056
Financials 10.8%
Acrisure, LLC
7.00%, 11/15/25 (a)	129,000	128,715
6.00%, 08/01/29 (a)	187,000	173,087
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (a)	188,000	202,224
Albion Financing 2 S.a r.l.
8.75%, 04/15/27 (a)	125,000	120,237
Aretec Escrow Issuer Inc
7.50%, 04/01/29 (a)	85,000	81,784
Castlelake Aviation Finance Designated Activity Company
5.00%, 04/15/27 (a) (c)	157,000	140,176
Citigroup Inc.
5.00%, (100, 09/12/24) (g)	166,000	164,520
Credit Suisse Group AG
6.25%, (100, 12/18/24) (a) (g) (i)	120,000	120,900
EG Global Finance PLC
6.75%, 02/07/25 (a)	180,000	178,875
8.50%, 10/30/25 (a)	230,000	235,411
Ford Motor Credit Company LLC
3.09%, 01/09/23	200,000	200,250
5.13%, 06/16/25	132,000	135,305
Freedom Mortgage Corporation
7.63%, 05/01/26 (a)	319,000	304,733
Hertz Vehicle Financing II LP
5.00%, 12/01/29 (a)	74,000	67,312
HUB International Limited
7.00%, 05/01/26 (a)	129,000	130,583
Icahn Enterprises L.P.
6.25%, 05/15/26	319,000	327,361
5.25%, 05/15/27	196,000	192,516
IHS Luxembourg S.A R.L.
5.75%, 04/15/25 (a)	35,000	35,357
Intelligent Packaging Holdco Issuer Ltd Partnership
9.00%, 01/15/26 (a) (b)	39,000	38,613
Jane Street Group, LLC
4.50%, 11/15/29 (a)	38,000	35,997
JBS Finance Luxembourg S.a r.l.
3.63%, 01/15/32 (a)	300,000	276,144

Abbreviations and additional footnotes are defined on page 13

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2022

	Shares/Par[1]	Value ($)
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (a)	316,000	304,569
LSF11 A5 Holdco LLC
6.63%, 10/15/29 (a)	243,000	226,060
Markel Corporation
6.00%, (100, 06/01/25) (g)	129,000	134,586
Navient Corporation
6.75%, 06/25/25 - 06/15/26	220,000	226,070
4.88%, 03/15/28	30,000	27,610
5.50%, 03/15/29	112,000	104,668
NFP Corp.
6.88%, 08/15/28 (a)	236,000	225,349
Nielsen Finance LLC
5.88%, 10/01/30 (a)	140,000	140,323
4.75%, 07/15/31 (a)	215,000	214,693
Nordic Aviation Capital
0.00%, 02/27/24 - 03/14/27 (b) (f) (j) (k) (l)	210,915	162,242
Rocket Mortgage, LLC
4.00%, 10/15/33 (a)	160,000	140,333
SLM Corporation
6.13%, 03/25/24	140,000	143,552
5.63%, 08/01/33	190,000	159,868
Springleaf Finance Corporation
8.88%, 06/01/25	51,000	53,763
Telenet Finance Luxembourg Notes S.A R.L.
5.50%, 03/01/28 (a)	200,000	193,250
UBS Group AG
4.88%, (100, 02/12/27) (a) (g)	210,000	202,059
USA Compression Finance Corp.
6.88%, 04/01/26 - 09/01/27	429,000	432,038
VistaJet Malta Finance P.L.C.
6.38%, 02/01/30 (a)	310,000	291,731
		6,672,864
Health Care 4.8%
Bausch Health Companies Inc.
9.25%, 04/01/26 (a)	272,000	278,627
8.50%, 01/31/27 (a) (c)	142,000	141,585
7.00%, 01/15/28 (a)	51,000	45,697
5.00%, 01/30/28 (a)	40,000	32,937
4.88%, 06/01/28 (a)	41,000	39,265
6.25%, 02/15/29 (a)	203,000	167,706
Centene Corporation
3.38%, 02/15/30	88,000	82,958
Community Health Systems, Inc.
6.88%, 04/15/29 (a) (c)	112,000	109,647
4.75%, 02/15/31 (a)	213,000	201,285
Endo Designated Activity Company
9.50%, 07/31/27 (a) (c)	187,000	164,448
Endo Luxembourg Finance Company I S.a r.l.
6.13%, 04/01/29 (a)	118,000	107,639
HCA Inc.
5.38%, 02/01/25	109,000	113,615
IQVIA Inc.
5.00%, 05/15/27 (a)	125,000	126,454
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (a)	215,000	198,865
5.25%, 10/01/29 (a) (c)	243,000	226,085
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 (a)	90,000	92,859
7.25%, 02/01/28 (a)	27,000	27,802
Owens & Minor, Inc.
6.63%, 04/01/30 (a)	98,000	100,834
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (a)	89,000	83,080
Tenet Healthcare Corporation
6.75%, 06/15/23	76,000	79,190
4.88%, 01/01/26 (a)	93,000	94,107
5.13%, 11/01/27 (a)	183,000	183,944
4.63%, 06/15/28 (a)	140,000	137,879
4.38%, 01/15/30 (a)	160,000	153,722
		2,990,230
Consumer Staples 4.3%
APi Escrow Corp.
4.75%, 10/15/29 (a)	157,000	146,007
Edgewell Personal Care Colombia S A S
5.50%, 06/01/28 (a)	74,000	73,659
JBS USA Food Company
6.50%, 04/15/29 (a)	48,000	50,868
Kraft Heinz Foods Company
4.63%, 10/01/39	218,000	220,805
4.88%, 10/01/49	153,000	161,309
Marb Bondco PLC
3.95%, 01/29/31 (a)	290,000	256,765
Matterhorn Merger Sub, LLC
8.50%, 06/01/26 (a)	247,000	237,356
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (a)	189,000	181,297
Pilgrim's Pride Corporation
5.88%, 09/30/27 (a)	131,000	132,431
4.25%, 04/15/31 (a)	210,000	194,193
3.50%, 03/01/32 (a)	53,000	46,336
Prime Security Services Borrower, LLC
3.38%, 08/31/27 (a)	55,000	50,434
Safeway Inc.
5.88%, 02/15/28 (a)	157,000	156,754
Sigma Holdco B.V.
7.88%, 05/15/26 (a) (c)	328,000	272,258
United Natural Foods, Inc.
6.75%, 10/15/28 (a)	198,000	202,906
United Rentals (North America), Inc.
3.75%, 01/15/32	155,000	144,564
Verscend Holding Corp.
9.75%, 08/15/26 (a)	147,000	153,004
		2,680,946
Materials 3.6%
Braskem Idesa, S.A.P.I.
6.99%, 02/20/32 (a)	155,000	152,347
Carpenter Technology Corporation
6.38%, 07/15/28	63,000	63,232
CVR Partners, LP
6.13%, 06/15/28 (a)	76,000	76,289
EverArc Escrow
5.00%, 10/30/29 (a)	158,000	144,269
First Quantum Minerals Ltd
7.50%, 04/01/25 (a)	110,000	111,803
6.88%, 10/15/27 (a)	140,000	146,412
Flex Acquisition Company, Inc.
6.88%, 01/15/25 (a)	155,000	155,592
Freeport-McMoRan Inc.
5.00%, 09/01/27	117,000	120,368
FXI Holdings, Inc.
7.88%, 11/01/24 (a)	148,000	147,340
Hexion Inc.
7.88%, 07/15/27 (a) (c)	163,000	172,542
Hudbay Minerals Inc.
6.13%, 04/01/29 (a)	277,000	285,371
NOVA Chemicals Corporation
5.25%, 06/01/27 (a)	185,000	184,395
Pearl Merger Sub Inc.
6.75%, 10/01/28 (a)	182,000	182,574
United States Steel Corporation
6.88%, 03/01/29 (c)	293,000	304,896
		2,247,430
Information Technology 3.2%
ams AG
7.00%, 07/31/25 (a)	462,000	469,741
Arches Buyer Inc.
6.13%, 12/01/28 (a)	19,000	17,527
Booz Allen Hamilton Inc.
4.00%, 07/01/29 (a)	67,000	65,437
Boxer Parent Company Inc.
7.13%, 10/02/25 (a)	46,000	47,660
Commscope Finance LLC
6.00%, 03/01/26 (a)	95,000	96,066
8.25%, 03/01/27 (a)	93,000	90,468
CommScope Holding Company, Inc.
6.00%, 06/15/25 (a)	85,000	80,476

Abbreviations and additional footnotes are defined on page 13

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2022

	Shares/Par[1]	Value ($)
Entegris, Inc.
4.38%, 04/15/28 (a)	82,000	80,007
LogMeIn, Inc.
5.50%, 09/01/27 (a)	202,000	189,034
Minerva Merger Sub Inc
6.50%, 02/15/30 (a)	98,000	95,075
Open Text Corporation
3.88%, 02/15/28 (a)	112,000	107,281
3.88%, 12/01/29 (a)	157,000	149,165
4.13%, 02/15/30 (a)	150,000	142,359
ViaSat, Inc.
5.63%, 09/15/25 - 04/15/27 (a)	275,000	269,789
6.50%, 07/15/28 (a)	91,000	87,364
		1,987,449
Utilities 1.3%
Calpine Corporation
4.50%, 02/15/28 (a)	217,000	211,749
5.13%, 03/15/28 (a)	212,000	202,241
3.75%, 03/01/31 (a)	72,000	64,516
Vistra Operations Company LLC
5.00%, 07/31/27 (a)	218,000	214,382
4.38%, 05/01/29 (a)	139,000	131,336
		824,224
Real Estate 1.0%
Cushman & Wakefield PLC
6.75%, 05/15/28 (a)	93,000	97,182
EPR Properties
3.75%, 08/15/29	136,000	128,374
Service Properties Trust
5.25%, 02/15/26	373,000	352,737
Uniti Group Inc.
7.88%, 02/15/25 (a)	55,000	57,170
		635,463
Total Corporate Bonds And Notes (cost $56,495,976)		54,911,724
SENIOR FLOATING RATE INSTRUMENTS 4.2%
Communication Services 1.2%
Allen Media, LLC
2021 Term Loan B, 5.72%, (3 Month USD LIBOR + 5.50%), 02/10/27 (h)	113,768	112,659
GOGO Intermediate Holdings LLC
Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 04/21/28 (h)	152,569	151,234
Intelsat Jackson Holdings S.A.
2021 Exit Term Loan B, 0.00%, (SOFR + 4.25%), 01/25/29 (h) (m)	70,119	68,870
2021 Exit Term Loan B, 4.92%, (SOFR 180-Day Average + 4.25%), 01/25/29 (h)	84,269	82,768
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 5.50%, (3 Month USD LIBOR + 4.50%), 06/20/24 (h)	159,067	151,113
Zacapa S.a. r.l.
2022 Term Loan, 0.00%, (SOFR + 4.25%), 02/10/29 (h) (m)	152,874	151,690
		718,334
Information Technology 0.9%
Almonde, Inc.
USD 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 04/26/24 (h)	65,253	64,349
CoreLogic, Inc.
Term Loan, 4.00%, (1 Month USD LIBOR + 3.50%), 04/14/28 (h)	90,773	89,582
Cornerstone OnDemand, Inc.
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 09/08/26 (h)	69,876	69,090
Peraton Corp.
Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 02/22/28 (h)	141,928	140,731
Redstone Holdco 2 LP
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 04/27/28 (h)	149,250	145,519
Verifone Systems, Inc.
2018 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 4.00%), 08/09/25 (h)	62,318	61,325
		570,596
Consumer Discretionary 0.7%
Great Outdoors Group, LLC
2021 Term Loan B1, 4.50%, (1 Month USD LIBOR + 3.75%), 02/26/28 (h)	148,712	147,968
Michaels Companies, Inc.
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 04/08/28 (h)	122,872	115,004
Mileage Plus Holdings LLC
2020 Term Loan B, 6.25%, (3 Month USD LIBOR + 5.25%), 12/31/23 (h)	49,200	50,984
TGP Holdings III, LLC
2021 Delayed Draw Term Loan , 0.00%, 06/24/28 (h) (m)	13,393	12,790
2021 Term Loan, 4.00%, (1 Month USD LIBOR + 3.25%), 06/24/28 (h)	101,571	97,001
		423,747
Health Care 0.5%
Advisor Group, Inc.
2021 Term Loan, 4.71%, (1 Month USD LIBOR + 4.50%), 07/31/26 (h)	83,505	83,062
Illuminate Merger Sub Corp.
Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 06/30/28 (h)	154,000	148,610
Lonza Group AG
USD Term Loan B, 4.75%, (6 Month USD LIBOR + 4.00%), 04/29/28 (h)	81,462	79,323
		310,995
Industrials 0.5%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/10/28 (h)	187,000	189,162
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 3.72%, (3 Month USD LIBOR + 3.50%), 04/06/26 (h)	23,523	23,072
2020 Term Loan B1, 3.72%, (3 Month USD LIBOR + 3.50%), 04/06/26 (h)	43,752	42,914
United Airlines, Inc.
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 04/14/28 (h)	53,694	52,979
		308,127
Financials 0.4%
Acrisure, LLC
2020 Term Loan B, 3.72%, (1 Month USD LIBOR + 3.50%), 01/30/27 (h)	95,795	94,279
NAC Aviation 29 DAC
2022 DIP Delayed Draw Term Loan, 0.00%, (3 Month USD LIBOR + 8.00%), 09/07/22 (h) (m)	3,610	3,682
2022 DIP Delayed Draw Term Loan, 9.00%, (3 Month USD LIBOR + 8.00%), 09/07/22 (h)	4,332	4,419
2022 DIP Delayed Draw Term Loan, 9.00%, (1 Month USD LIBOR + 8.00%), 09/07/22 (h)	4,332	4,419
Raptor Acquisition Corp.
2021 Term Loan, 4.93%, (3 Month USD LIBOR + 4.00%), 11/01/26 (h)	154,612	153,598
		260,397
Total Senior Floating Rate Instruments (cost $2,627,165)		2,592,196
INVESTMENT COMPANIES 0.9%
iShares Broad USD High Yield Corporate Bond ETF	15,247	592,498
Total Investment Companies (cost $586,552)		592,498
COMMON STOCKS 0.3%
Communication Services 0.2%
Clear Channel Outdoor Holdings, Inc. (j)	8,143	28,175
iHeartMedia, Inc. - Class A (j)	3,283	62,147
		90,322
Energy 0.1%
MPLX LP	2,200	72,996
Total Common Stocks (cost $175,217)		163,318
SHORT TERM INVESTMENTS 9.6%
Securities Lending Collateral 6.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.25% (n)	3,956,135	3,956,135

Abbreviations and additional footnotes are defined on page 13

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2022

	Shares/Par[1]	Value ($)
Investment Companies 3.2%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.25% (n)	1,979,899	1,979,899
Total Short Term Investments (cost $5,936,034)		5,936,034
Total Investments 103.7% (cost $65,820,944)		64,195,770
Other Assets and Liabilities, Net (3.7)%		(2,315,716)
Total Net Assets 100.0%		61,880,054

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2022, the value and the percentage of net assets of these securities was $43,618,397 and 70.5% of the Fund.

(b) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(c) All or a portion of the security was on loan as of March 31, 2022.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2022.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2022.

(f) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(g) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) Convertible security.

(j) Non-income producing security.

(k) As of March 31, 2022, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(l) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(m) This senior floating rate interest will settle after March 31, 2022. If a reference rate and spread is presented, it will go into effect upon settlement.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

PPM High Yield Core Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Energean Israel Finance Ltd, 4.88%, 03/30/26	03/09/21	262,655	255,725	0.4
Nordic Aviation Capital, 0.00%, 02/27/24	02/06/20	81,782	57,902	0.1
Nordic Aviation Capital, 0.00%, 03/14/27	10/01/19	129,133	104,340	0.2
		473,570	417,967	0.7

Abbreviations and additional footnotes are defined on page 13

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2022

Currency Abbreviations:

USD - United States Dollar
CAD - Canadian Dollar

Abbreviations:

DIP - Debtor-in-Possession
ETF - Exchange Traded Fund
LIBOR – London Interbank Offered Rate
MBS - Mortgage-Backed Security
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced (Securities purchased on a delayed delivery basis)
U.S. or US - United States

1Par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in contracts.

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2022

Securities Lending and Securities Lending Collateral. All Funds are approved to participate in agency based securities lending with State Street Bank and Trust Company (“State Street” or “Custodian”). Per the securities lending agreements, State Street is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: US equities – 102%; US corporate fixed income – 102%; US government fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral requirements are evaluated at the close of each business day; any additional collateral required is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. State Street has agreed to indemnify the Funds in the event of default by a third party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Funds bear the market risk with respect to the collateral investment and securities loaned. The Funds also bear the risk that State Street may default on its obligations to the Funds. Non-cash collateral may include US government securities; US government agencies’ debt securities; and US government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Funds receive lending fees negotiated with the borrower. State Street has agreed to indemnify the Funds with respect to the market risk related to the non-cash collateral investments.

The cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust, which is an open-end management company registered under the Investment Company Act of 1940, as amended (“the1940 Act”). The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the State Street Navigator Securities Lending Government Money Market Portfolio.

Security Valuation. Under the Trust’s valuation policy and procedures, the Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the Jackson National Asset Management LLC ("JNAM" or "Administrator") Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and certain members of JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available or are determined to be not reflective of market value. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. The Board is promptly notified of any matters significantly impacting the application of the Funds' valuation policies and procedures. The Board also receives monthly reports on other fair valuation determinations deemed material.

The net asset value ("NAV") of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Funds’ NAVs. Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. Debt and derivative securities are generally valued by independent pricing services approved by the Board. If a valuation from a third-party pricing service is unavailable or it is determined that such valuation does not approximate fair value, debt obligations with remaining maturities of sixty (60) days or less may be valued at their amortized cost, unless it is determined that such practice also does not approximate fair value. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Term loans are generally valued at the composite bid prices provided by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of US securities markets. Securities are fair valued based on observable and unobservable inputs, including the Administrator's or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Administrator may utilize pricing services or other sources in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2022

currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, "Fair Value Measurement". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third-party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, swap agreements valued by pricing services, American Depositary Receipts and Global Depositary Receipts for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Administrator's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of March 31, 2022, by valuation level.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
PPM Core Plus Fixed Income Fund
Assets - Securities
Corporate Bonds And Notes	—	27,571,216	105,586	27,676,802
Government And Agency Obligations	—	21,433,944	—	21,433,944
Non-U.S. Government Agency Asset-Backed Securities	—	3,639,769	—	3,639,769
Senior Floating Rate Instruments	—	1,148,251	78,000	1,226,251
Short Term Investments	3,968,211	—	—	3,968,211
	3,968,211	53,793,180	183,586	57,944,977
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	175,426	—	—	175,426
	175,426	—	—	175,426
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(237,509)	—	—	(237,509)
	(237,509)	—	—	(237,509)
PPM High Yield Core Fund
Assets - Securities
Corporate Bonds And Notes	—	54,749,482	162,242	54,911,724
Senior Floating Rate Instruments	—	2,592,196	—	2,592,196
Investment Companies	592,498	—	—	592,498
Common Stocks	163,318	—	—	163,318
Short Term Investments	5,936,034	—	—	5,936,034
	6,691,850	57,341,678	162,242	64,195,770

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. There were no significant transfers into or out of Level 3 for the period. There were no significant Level 3 valuations for which unobservable valuation inputs were developed at March 31, 2022.

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2022

Unfunded Commitments. Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily.

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.